Acquisitions - Supplemental Pro Forma Data (Details) - Vista Outdoor Inc. - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Fox Racing
Business Acquisition [Line Items]
Sales, net	$ 3,185,662	$ 3,344,338
Net income (loss)	$ (6,930)	433,199
Foresight Sports
Business Acquisition [Line Items]
Sales, net		3,088,220	$ 2,296,413
Net income (loss)		$ 515,345	$ 268,547